Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The Company had the following outstanding warrants and options:

	# Outstanding

Equity Instrument	March 31, 2013	December 31, 2012

Fitch/Coleman Warrants(1)	975,000	975,000
August 2009 Warrants(2)	1,070,916	1,070,916
April 2010 Warrants(3)	1,295,138	1,295,138
October 2010 Warrants(4)	1,488,839	1,488,839
Guarantor 2011 Warrants(5)	916,665	916,665
February 2012 Inducement Warrants(6)	1,180,547	1,180,547
February 2012 Aldagen Warrants(7)	2,115,596	2,115,596
February 2013 MidCap Warrants(8)	1,079,137	—
February 2013 Subordination Warrants(9)	800,000	—
February 2013 Worden Warrants(10)	250,000	—
February 2013 RDO Warrants(11)	6,363,638	—
February 2013 PA Warrants(12)	136,364	—
Other warrants(13)	200,000	200,000
Options issued under the Long-Term Incentive Plan(14)	8,162,952	7,866,953

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s then outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(3)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(4)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(5)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(6)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(7)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(8)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.

(9)	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).

(10)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.

(11)	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

(12)	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.

(13)	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.

(14)	These options were issued under the Company’s shareholder approved Long-Term Incentive Plan.

The Company had the following outstanding warrants and options at December 31:

	# Outstanding
Equity Instrument	December 31, 2012	December 31, 2011
Fitch/Coleman Warrants (1)	975,000	975,000
August 2008 Warrants (2)	—	1,000,007
August 2009 Warrants (3)	1,070,916	1,489,884
April 2010 Warrants (4)	1,295,138	4,128,631
Guarantor 2010 Warrants (5)	—	1,333,334
October 2010 Warrants (6)	1,488,839	1,863,839
Guarantor 2011 Warrants (7)	916,665	2,500,000
February 2012 Inducement Warrants (8)	1,180,547	—
February 2012 Aldagen Warrants (9)	2,115,596	—
Other warrants (10)	200,000	360,149
Options issued under the Long-Term Incentive Plan (11)	7,866,953	6,275,555

(1)	These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)	These warrants were issued in connection with the August 2008 financing and were voluntarily exercisable at $1.00 per share, provided that the exercise does not result in the holder owning in excess of 9.99% of the outstanding shares of the Company’s Common stock. Warrants to purchase 415,335 shares expired without exercise on August 29, 2012.

(3)	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(4)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(5)	These warrants were issued in April 2010 pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable to Sorin existing at that time. These warrants had an exercise price of $0.54 per share and were fully exercised as of June 30, 2012.

(6)	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(7)	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(8)	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(9)	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(10)	These warrants were issued to consultants and other professional service providers in exchange for services provided. As of December 31, 2012, they have term of 10 years with an expiration date of February 24, 2014 and exercise price of $1.50. They are vested and voluntarily exercisable. There is no call provision associated with these warrants.

(11)	These options were issued under the Company’s Long-Term Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.

Schedule Of Proceeds From Stock Issuances [Table Text Block]

The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Sale of shares pursuant to registered direct offering	9,090,911	$5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	375,000	$—
Issuance of shares for conversion of 4% Convertible Notes	345,580	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares in lieu of cash for consultant	17,500	$—

Totals	10,528,991	$5,303,001

The Company issued 38,272,094 shares of common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company issued 11,432,549 shares of common stock during 2011. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	34,153	$—
Exercise of August 2009 warrants	374,561	$191,026
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	714,126	$—
Conversion of 12% Convertible Notes completed in Fourth Quarter 2011	1,200,000	$—
Sale of shares pursuant to private offering completed in Second Quarter 2011	984,850	$325,000
Sale of shares pursuant to October 2010 equity purchase agreement	7,913,804	$3,449,330
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	211,055	$—
Totals	11,432,549	$3,965,356

The Company issued 6,830,115 shares of Common stock during 2010. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Conversion of Series D Convertible Preferred shares	762,750	$—
Exercise of August 2009 warrants	274,251	$165,703
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	371,927	$—
Sale of shares pursuant to registered direct offering completed in Fourth Quarter 2010	3,727,677	$1,506,000
Sale of shares pursuant to October 2010 equity purchase agreement	1,350,000	$613,920
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	343,510	$—

Totals	6,830,115	$2,285,623

The following summarizes the accounting for the December 2006 transaction with existing stockholders:

Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash received	$6,645,719
Carrying value of 2005 Notes and accrued interest	4,331,720
Forbearance of 2005 Notes additional default interest	85,394
Carrying value of Series A Preferred including accrued dividends	8,741,917
Carrying value of Series B Preferred including accrued dividends	10,634,303
Fair value of Series B Preferred warrant liability	3,840,973
Total cash received and carrying value of securities and instruments exchanged in the first closing		$34,280,026
Fair value of new instruments upon issuance:
Fair value of Series C Preferred at issuance	10,977,439
Fair value of Junior Preferred	8,302,580
Fair value of Series C Preferred warrant liability	482,190
Total fair value of new instruments upon issuance		19,762,209
Gain on redemption and exchange of redeemable convertible preferred stock		$14,517,817

Schedule of Dividends Payable [Table Text Block]	At December 31, the following amounts were accrued for dividends payable:
	2012	2011
Series A Preferred Stock	$—	$21,388
Series B Preferred Stock	—	15,206
Series D Preferred Stock	—	68,939
	$—	$105,533